Benefit Plans - Weighted-Average Assumptions Used to Determine End-of-Year Benefit Obligations (Detail)	Dec. 29, 2012	Dec. 31, 2011
Pension benefits [Member] | Jostens [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Discount rate	4.19%	5.39%
Rate of compensation increase	3.40%	3.45%
Pension benefits [Member] | Lehigh [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Discount rate	4.19%	5.39%
Rate of compensation increase
Postretirement benefits [Member] | Jostens [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Discount rate	3.21%	4.47%
Rate of compensation increase
Postretirement benefits [Member] | Lehigh [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Discount rate
Rate of compensation increase